Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of period	$ 17,997	$ 12,264	$ 14,956
Gross change for prior period positions	5,083	2,471	(3,029)
Gross change for current year positions	179	4,517	268
Decrease due to settlements and payments	(249)	0	0
Decrease due to statute expirations	(568)	(1,381)	0
Increase due to effect of foreign currency translation	0	126	69
Decrease due to effect from foreign currency translation	(624)	0	0
Unrecognized tax benefits at end of period	$ 21,818	$ 17,997	$ 12,264